Exhibit 99.1

Noteholders Report

Crusade Global Trust No. 2 of 2006

Record/Determination Date: 13 February 2007

Payment Date: 15 February 2007

(Quarter-end Distribution)

Payments This Period

	FV Outstanding at Beginning of Coupon Period	Principal Payments	FV Outstanding at End of Coupon Period	Bond Factor	Coupon Rate	Coupon Payments	Charge Offs
Class A-1 Notes (USD)	1,171,461,538.06	63,120,913.70	1,108,340,624.36	92.361719%	5.43375%	16,267,207.79	0.00
Class A-2 Notes (EUR)	439,298,076.77	23,670,342.64	415,627,734.13	92.361719%	3.66700%	4,116,759.91	0.00
Class A-3 Notes (AUD)	563,898,252.75	9,727,940.57	554,170,312.18	92.361719%	6.53500%	3,028,828.83	0.00
Class B Notes (AUD)	53,200,000.00	0.00	53,200,000.00	100.000000%	6.58830%	883,445.91	0.00
Class C Notes (AUD)	24,300,000.00	0.00	24,300,000.00	100.000000%	6.68830%	409,653.80	0.00

Principal & Interest Carryover Amounts

	Coupon Rate	Carryover Coupon	Carryover Principal	Carryover Charge Offs	Notional Stated Amount
Class A-1 Notes (USD)	Carryover amounts paid this period. See summary above.			0.00	1,108,340,624.36
Class A-2 Notes (EUR)	Carryover amounts paid this period. See summary above.			0.00	415,627,734.13
Class B Notes (AUD)	Carryover amounts paid this period. See summary above.			0.00	53,200,000.00
Class C Notes (AUD)	Carryover amounts paid this period. See summary above.			0.00	24,300,000.00

*Carryover Amounts for Classes A-1, A-2, B and C Notes are paid quarterly in November, February, May and August.

Payment Summary		Collateral Data
Principal Collections This Month	AUD	Pool Summary as at 31 January 2007
Scheduled Principal Payments	2,611,091.35	Outstanding Balance - Variable Rate Housing Loans (A$)	1,898,400,233
Unscheduled Principal Payments	43,430,599.03	Outstanding Balance - Fixed Rate Housing Loans (A$)	873,942,912
Redraws	2,202,512.36	Total Outstanding Balance (A$)	2,772,343,145
		Number of Loans Beginning of Period	11,530
Principal Collections	43,839,178.02	Number of Loans End of Period	11,383

Total Available Principal This Month	AUD	Weighed Average Interest Rate	7.26%
Principal Collections	43,839,178.02	Weighted Average Current LVR	65.14%
Principal Charge Offs	0.00	Average Loan Size	243,551
Principal Draws	0.00	Weighted Average Seasoning	20 mths
Payback of Principal Draws	4,102,407.64	Weighted Average Term to Maturity	322 mths
Total Available Principal	47,941,585.66
		Arrears
Trust Expenses This Month		31 – 60 days
Accrued Interest Adjustment (St.George Bank Ltd)	0.00	No. of Loans	105
Miscellaneous Expenses	0.00	Balance (A$)	21,452,599
Austraclear Cash Transfer Fees (SFE Clearing Austraclear Ltd)	0.00	% of Period Pool Balance	0.77%
Servicing Fee (St.George Bank Ltd)	789,302.60	61 - 90 days
Managers Fee (Crusade Management Ltd)	236,790.79	No. of Loans	24
Custodian Fee (St.George Custodial Pty Ltd)	39,465.13	Balance (A$)	5,532,287
Standby Basis Swap Fee (St.George Bank Ltd)	2,000.00	% of Period Pool Balance	0.20%
Standby Interest Rate Swap Fee (St.George Bank Ltd)	21,632.94	11 – 120 days
Total Trust Expenses	1,089,191.46	No. of Loans	5
		Balance (A$)	1,463,253
Total Available Funds This Month	AUD	% of Period Pool Balance	0.05%
Available Income	21,118,482.98	121 + days
Payment Shortfall	NIL	No. of Loans	1
Principal Draws	0.00	Balance (A$)	188,537
Payback of Principal Draws	-4,102,407.64	% of Period Pool Balance	0.01%
Liquidity Draw	0.00

Total Available Funds	17,016,075.34	Foreclosures
		Defaults	Nil
Outstanding Principal Draws	9,933,910.77	Number of Foreclosures	Nil
		Balance (A$) Foreclosures	0

Redraw, Liquidity Reserve & Excess Income Information	AUD	Loss and Recovery Data
Redraw Shortfall	0.00	Losses	Nil
Redraw Carryover Charge Offs	0.00	LMI Claims To Date	Nil

Liquidity Reserve Beginning Balance	26,304,957.85
Liquidity Reserve Ending Balance	26,304,957.85	CPR
		November 2006	18.45%
		December 2006	19.50%
		January 2007	16.23%